TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS - Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade accounts receivable
Trade receivables from charterers	$ 36,821	$ 41,190
Trade accounts receivable	36,821	41,190
Other current assets
Amounts due from vessel and rig managers	25,374	14,117
Reimbursable amounts due from charterers	15,899	5,434
Collateral deposits received on swap agreements	4,990	0
Taxes receivable	4,817	3,341
EU ETS allowances held or receivable	9,259	0
Deferred Costs	0	4,492
Other	5,671	1,883
Other current assets	$ 66,010	$ 29,267